17 Braskem Idesa financing (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa Borrowings non current	R$ 6,538,646
BRL
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Transaction costs	1,000,000	R$ 1,100,000
US
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Transaction costs	R$ 194,000	R$ 208,000